BUSINESS ACTIVITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BUSINESS ACTIVITY
NOTE 1 - BUSINESS ACTIVITY

Bloomios Inc fka XLR Medical Corp. (the “Company”) was organized under the laws of the State of Nevada on February 2, 2001 under the name Relay Mines Limited—subsequently the name of the Company was changed to XLR Medical Corp. After the October 31, 2007 10Q filing, the management of the Company abandoned the Company and it became a dormant company until 2018 when a new shareholder acquired stock to become the majority shareholder and owner of the Company. The Company’s fiscal year end is December 31st. On April 12, 2021 the Company amended its name from XLR Medical Corp to Bloomios Inc., its fiscal year end from January 31 to December 31, authorized the designation of Series A, B and C Preferred Stock, and acquired CBD Brand Partners LLC (“CBDBP”).

The Company is an integrated, seed-to-shelf operation which includes the growing, processing, extraction, and manufacture of cannabidiol (“CBD”) products. The Company intends to grow both organically and by way of an acquisition strategy that is currently in development. Currently, the Company is principally a business-to-business operation with plans to sell directly to consumers in the future.

XLR Medical Corp. (the "Company”) was organized under the laws of the State of Nevada on February 2, 2001 under the name Relay Mines Limited—subsequently the name of the Company was changed to XLR Medical Corp. After the October 31, 2007 10Q filing, the management of the Company abandoned the Company and it became a dormant company until 2018 when a new shareholder acquired stock to become the majority shareholder and owner of the Company. The Company’s fiscal year end is December 31st.